Fair value of financial assets and financial liabilities and risk management (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Environment rehabilitation obligation funds | Level 1
(Loss)/gain on financial instruments
Financial assets, at fair value	R 3,548.1	R 3,634.0	R 3,187.6
Environment rehabilitation obligation funds | Level 2
(Loss)/gain on financial instruments
Financial assets, at fair value	854.2	364.7	374.8
Trade receivables - PGM sales | Level 1
(Loss)/gain on financial instruments
Financial assets, at fair value	3,217.8	5,310.1	4,688.4
Rand gold forward sale contracts | Level 2
(Loss)/gain on financial instruments
Financial assets, at fair value			4.1
Other investments | Level 1
(Loss)/gain on financial instruments
Financial assets, at fair value	72.3	81.5
Other investments | Level 3
(Loss)/gain on financial instruments
Financial assets, at fair value	326.3	74.5
Derivative financial instrument | Level 2
(Loss)/gain on financial instruments
Financial liabilities, at fair value	950.6	408.8	311.1
Rand gold forward sale contracts | Level 2
(Loss)/gain on financial instruments
Financial liabilities, at fair value	R 164.0	R 240.8	R 134.8